Liabilities related to business combinations and to non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations 1 [Abstract]
Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests
Movements in liabilities related to business combinations and to non-controlling interests are shown below:

(€ million)	Liabilities related to non-controlling interests(a)	CVRs issued in connection with the acquisition of Genzyme(b)	Bayer contingent consideration arising from the acquisition of Genzyme	MSD contingent consideration (European Vaccines business)	Other	Total(c)
Balance at January 1, 2017	123	85	1,013	354	1	1,576
New transactions(e)	—	—	—	—	85	85
Payments made	—	—	(165)	—	(61)	(226)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(d)	—	1	(28)	71	(1)	43
Other movements	(28)	—	—	—	57	29
Currency translation differences	(3)	(11)	(119)	(5)	—	(138)
Balance at December 31, 2017	92	75	701	420	81	1,369
New transactions(f)	—	—	—	—	228	228
Payments made	(70)	—	(147)	(57)	(55)	(329)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(d)	—	19	(109)	50	3	(37)
Other movements	—	—	—	—	24	24
Currency translation differences	—	5	27	(3)	20	49
Balance at December 31, 2018	22	99	472	410	301	1,304
Payments made	—	—	(113)	(69)	(55)	(237)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(d)	—	49	(214)	38	81	(46)
Other movements	(22)	(153)	—	—	(73)	(248)
Currency translation differences	—	5	11	6	5	27
Balance at December 31, 2019	—	—	156	385	259	800

(a)
Includes put options granted to non-controlling interests as of December 31, 2017 and December 31, 2018, and a commitment to a future buyout of non-controlling interests held by BMS (the payment relating to that buyout had been made as of December 31, 2018: see Note C.2.).

(b)
Based on the quoted market price per CVR of $0.72 as of October 30, 2019, $0.48 as of December 31, 2018 and $0.38 as of December 31, 2017. The CVR agreement is expected to be terminated in March 2020 following signature of a litigation settlement agreement (see Note D.22.).

(c)
Portion due after more than one year: €508 million as of December 31, 2019 (€963 million as of December 31, 2018 and €1,026 million as of December 31, 2017); portion due within less than one year: €292 million as of December 31, 2019 (€341 million as of December 31, 2018 and €343 million as of December 31, 2017).

(d)	Amounts reported within the income statement line item Fair value remeasurement of contingent consideration, and mainly comprising unrealized gains and losses.

(e)	Includes two potential payments of €42 million each relating to the acquisition of Protein Sciences, contingent on the attainment of specified performance criteria subsequent to the acquisition date.

(f)	Includes €226 million for contingent consideration liabilities in favor of True North Therapeutics and €2 million of liabilities owed to Bioverativ employees at the acquisition date.

Summary of Maximum Amount of Contingent Consideration Payable and Firm Commitments to Buy Out Non-Controlling Interests	he table below sets forth the maximum amount of contingent consideration payable and firm commitments to buy out non-controlling interests:

December 31, 2019	Total	Payments due by period
(€ million)		Less than 1 year	From 1 to 3 years	From 3 to 5 years	More than 5 years
Commitments relating to contingent consideration in connection with business combinations (a)	3,503	2,580	390	284	249

(a)
Includes €0.4 billion for the Bayer contingent consideration and €2.3 billion for the CVRs issued in connection with the acquisition of Genzyme. The CVR agreement is expected to be terminated in March 2020 following signature of a litigation settlement agreement (see Note D.22.).